Investment, Related Party (Tables)	12 Months Ended
Dec. 31, 2023
Investments, All Other Investments [Abstract]
Schedule of Related Party Investments in Equity Securities

(in thousands):	December 31, 2023	December 31, 2022
Net losses recognized during the period on equity securities	$(7,421)	$(1,747)
Less: Net realized losses on equity securities sold or transferred	7,219	-
Unrealized losses recognized during the reporting period on equity securities still held at the reporting date	(202)	(1,747)